Equity (Details 2) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Equity Abstract
Actuarial losses on defined benefit pension plans	$ (15,728)	$ (15,728)
Unrealized losses on cash flow hedge on exports	(10,493)	(13,845)
Translation adjustments	(74,394)	(75,027)
Others	(681)	(681)
Total	$ (101,296)	$ (105,281)